UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.8%
Johnson Controls Inc.	60,248	$1,588,740

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	26,899	2,362,270

Media - 12.5%
DISH Network Corp., Class A Shares	145,513	3,646,556	*
News Corp., Class A Shares	442,618	6,847,300
SES Global SA, FDR	158,815	3,856,299	(a)
Time Warner Cable Inc.	77,780	4,874,472
Time Warner Inc.	158,913	4,762,623

Total Media		23,987,250

Multiline Retail - 1.2%
Target Corp.	45,637	2,238,039

Specialty Retail - 1.4%
Home Depot Inc.	83,774	2,753,651

TOTAL CONSUMER DISCRETIONARY		32,929,950

CONSUMER STAPLES - 12.6%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	62,074	3,288,680

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	115,558	3,880,438

Food Products - 1.1%
Unilever PLC, ADR	66,793	2,083,274

Household Products - 2.3%
Kimberly-Clark Corp.	61,563	4,371,589

Tobacco - 5.5%
Altria Group Inc.	58,096	1,557,554
Lorillard Inc.	25,293	2,799,935
Philip Morris International Inc.	99,035	6,177,803

Total Tobacco		10,535,292

TOTAL CONSUMER STAPLES		24,159,273

ENERGY - 12.4%
Energy Equipment & Services - 1.9%
Halliburton Co.	68,304	2,084,638
Transocean Ltd.	33,098	1,580,098

Total Energy Equipment & Services		3,664,736

Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	20,771	1,666,665
Chevron Corp.	20,931	1,936,536
El Paso Corp.	286,790	5,013,089
Exxon Mobil Corp.	65,336	4,745,354
Royal Dutch Shell PLC, ADR, Class A Shares	44,165	2,717,031
Suncor Energy Inc.	70,416	1,791,383
Total SA, ADR	50,231	2,203,634

Total Oil, Gas & Consumable Fuels		20,073,692

TOTAL ENERGY		23,738,428

FINANCIALS - 19.9%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	69,773	1,297,080
Charles Schwab Corp.	143,466	1,616,862
State Street Corp.	71,182	2,289,213

Total Capital Markets		5,203,155

Commercial Banks - 6.2%
U.S. Bancorp	235,561	5,545,106
Wells Fargo & Co.	261,128	6,298,407

Total Commercial Banks		11,843,513

Consumer Finance - 1.6%
American Express Co.	68,624	3,081,218

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - 2.8%
JPMorgan Chase & Co.	180,471	$5,435,787

Insurance - 6.6%
Loews Corp.	77,470	2,676,589
Marsh & McLennan Cos. Inc.	124,782	3,311,714
MetLife Inc.	68,915	1,930,309
Progressive Corp.	109,337	1,941,825
Travelers Cos. Inc.	57,088	2,781,898

Total Insurance		12,642,335

TOTAL FINANCIALS		38,206,008

HEALTH CARE - 8.3%
Health Care Providers & Services - 1.3%
WellPoint Inc.	36,509	2,383,308

Pharmaceuticals - 7.0%
Johnson & Johnson	59,984	3,821,580
Merck & Co. Inc.	128,256	4,195,254
Novartis AG, ADR	61,770	3,444,913
Pfizer Inc.	115,051	2,034,102

Total Pharmaceuticals		13,495,849

TOTAL HEALTH CARE		15,879,157

INDUSTRIALS - 9.4%
Aerospace & Defense - 3.6%
Honeywell International Inc.	90,493	3,973,548
Raytheon Co.	72,568	2,965,854

Total Aerospace & Defense		6,939,402

Industrial Conglomerates - 4.1%
General Electric Co.	251,851	3,838,209
United Technologies Corp.	57,884	4,072,718

Total Industrial Conglomerates		7,910,927

Machinery - 1.7%
Illinois Tool Works Inc.	77,592	3,227,827

TOTAL INDUSTRIALS		18,078,156

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.4%
Motorola Solutions Inc.	62,944	2,637,354

Computers & Peripherals - 0.9%
Hewlett-Packard Co.	77,537	1,740,706

Electronic Equipment, Instruments & Components - 1.2%
TE Connectivity Ltd.	80,137	2,255,055

IT Services - 2.7%
International Business Machines Corp.	29,902	5,233,747

Office Electronics - 1.6%
Xerox Corp.	454,758	3,169,663

Software - 1.7%
Microsoft Corp.	129,243	3,216,858

TOTAL INFORMATION TECHNOLOGY		18,253,383

MATERIALS - 2.8%
Chemicals - 1.7%
Air Products & Chemicals Inc.	42,952	3,280,244

Containers & Packaging - 1.1%
Crown Holdings Inc.	67,047	2,052,309	*

TOTAL MATERIALS		5,332,553

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T Inc.	102,933	2,935,649
CenturyLink Inc.	85,674	2,837,523
Verizon Communications Inc.	62,750	2,309,200

TOTAL TELECOMMUNICATION SERVICES		8,082,372

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
UTILITIES - 2.0%
Multi-Utilities - 2.0%
Sempra Energy	75,402	$3,883,203

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,276,795)		188,542,483

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $2,364,014; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26 Market value - $2,411,360) (Cost - $2,364,000)	0.070%	10/3/11	$2,364,000	2,364,000

TOTAL INVESTMENTS - 99.4% (Cost - $163,640,795#)				190,906,483
Other Assets in Excess of Liabilities - 0.6%				1,056,082

TOTAL NET ASSETS - 100.0%				$191,962,565

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Foreign Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a Portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$184,686,184	$3,856,299	—	$188,542,483
Short-term investments†	—	2,364,000	—	2,364,000

Total investments	$184,686,184	$6,220,299	—	$190,906,483

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended September 30, 2011, as a result of fair value pricing procedures for international equities utilized by the Portfolio, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,483,802
Gross unrealized depreciation	(14,218,114)

Net unrealized appreciation	$27,265,688

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2011